Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000017775 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017775 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017775 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017775 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017775 | CRH PLCFR_018270009
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017775 | Scout24 SEFR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017775 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017775 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017775 | Ryanair Holdings PLCFR_783513203
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017775 | Deutsche Boerse AGFR_702196908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017775 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017775 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017775 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017775 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017775 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017775 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000017775 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000017775 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000017775 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017775 | India
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017775 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017775 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017775 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017775 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017775 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017775 | China
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017775 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017775 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017775 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017776 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017776 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017776 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017776 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017776 | CRH PLCFR_018270009
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017776 | Scout24 SEFR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017776 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017776 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017776 | Ryanair Holdings PLCFR_783513203
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017776 | Deutsche Boerse AGFR_702196908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017776 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017776 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017776 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017776 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017776 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017776 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000017776 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000017776 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000017776 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017776 | India
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017776 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017776 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017776 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017776 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017776 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017776 | China
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017776 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017776 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017776 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017777 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017777 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017777 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017777 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017777 | CRH PLCFR_018270009
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017777 | Scout24 SEFR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017777 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017777 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017777 | Ryanair Holdings PLCFR_783513203
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017777 | Deutsche Boerse AGFR_702196908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017777 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017777 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017777 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017777 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017777 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017777 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000017777 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000017777 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000017777 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017777 | India
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017777 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017777 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017777 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017777 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017777 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017777 | China
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017777 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017777 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017777 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017802 | United States TreasuryFR_91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000017802 | Federal National Mortgage AssociationFR_3140XFK67
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000017802 | United States TreasuryFR_912810TV0
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017802 | Federal Home Loan Mortgage Corp.FR_3132DVMD4
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017802 | Uniform Mortgage-Backed Security, TBAFR_01F060618
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017802 | Government National Mortgage AssociationFR_21H052611
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017802 | Government National Mortgage AssociationFR_36179V4W7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017802 | JPMORGAN CHASE & COFR_46647PEP7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017802 | MORGAN STANLEYFR_61747YFS9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017802 | GOLDMAN SACHS GROUP INCFR_38141GYN8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017802 | AssetWarrantsFR_51818V114
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017802 | AssetConvertible BondsFR_85859NAA0
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017802 | AssetPreferred StocksFR_902BXJ909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017802 | AssetCommon StocksFR_902GEFII8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017802 | AssetMunicipalsFR_59259YBY4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017802 | AssetFloating Rate LoansFR_389376AZ7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017802 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017802 | AssetForeign GovernmentFR_903724CD2
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017802 | AssetMortgage-Backed SecuritiesFR_46642NBF2
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017802 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017802 | AssetCorporate Bonds & NotesFR_172967NG2
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000017802 | AssetU.S. Treasury & Government AgenciesFR_01F022410
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000017803 | United States TreasuryFR_91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000017803 | Federal National Mortgage AssociationFR_3140XFK67
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000017803 | United States TreasuryFR_912810TV0
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017803 | Federal Home Loan Mortgage Corp.FR_3132DVMD4
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017803 | Uniform Mortgage-Backed Security, TBAFR_01F060618
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017803 | Government National Mortgage AssociationFR_21H052611
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017803 | Government National Mortgage AssociationFR_36179V4W7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017803 | JPMORGAN CHASE & COFR_46647PEP7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017803 | MORGAN STANLEYFR_61747YFS9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017803 | GOLDMAN SACHS GROUP INCFR_38141GYN8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017803 | AssetWarrantsFR_51818V114
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017803 | AssetConvertible BondsFR_85859NAA0
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017803 | AssetPreferred StocksFR_902BXJ909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017803 | AssetCommon StocksFR_902GEFII8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017803 | AssetMunicipalsFR_59259YBY4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017803 | AssetFloating Rate LoansFR_389376AZ7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017803 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017803 | AssetForeign GovernmentFR_903724CD2
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017803 | AssetMortgage-Backed SecuritiesFR_46642NBF2
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017803 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017803 | AssetCorporate Bonds & NotesFR_172967NG2
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000017803 | AssetU.S. Treasury & Government AgenciesFR_01F022410
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000017804 | United States TreasuryFR_91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000017804 | Federal National Mortgage AssociationFR_3140XFK67
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000017804 | United States TreasuryFR_912810TV0
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017804 | Federal Home Loan Mortgage Corp.FR_3132DVMD4
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017804 | Uniform Mortgage-Backed Security, TBAFR_01F060618
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017804 | Government National Mortgage AssociationFR_21H052611
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017804 | Government National Mortgage AssociationFR_36179V4W7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017804 | JPMORGAN CHASE & COFR_46647PEP7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017804 | MORGAN STANLEYFR_61747YFS9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017804 | GOLDMAN SACHS GROUP INCFR_38141GYN8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017804 | AssetWarrantsFR_51818V114
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017804 | AssetConvertible BondsFR_85859NAA0
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017804 | AssetPreferred StocksFR_902BXJ909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017804 | AssetCommon StocksFR_902GEFII8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017804 | AssetMunicipalsFR_59259YBY4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017804 | AssetFloating Rate LoansFR_389376AZ7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017804 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017804 | AssetForeign GovernmentFR_903724CD2
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017804 | AssetMortgage-Backed SecuritiesFR_46642NBF2
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017804 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017804 | AssetCorporate Bonds & NotesFR_172967NG2
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000017804 | AssetU.S. Treasury & Government AgenciesFR_01F022410
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000017861 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000017861 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017861 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017861 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017861 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017861 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017861 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017861 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017861 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017861 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017861 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017861 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017861 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017861 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017861 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017861 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017861 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000017861 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017861 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017861 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017861 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017861 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017861 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000017861 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017862 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000017862 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017862 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017862 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017862 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017862 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017862 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017862 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017862 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017862 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017862 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017862 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017862 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017862 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017862 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017862 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017862 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000017862 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017862 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017862 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017862 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017862 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017862 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000017862 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017863 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000017863 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017863 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017863 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017863 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017863 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017863 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017863 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017863 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017863 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017863 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017863 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017863 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017863 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017863 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017863 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017863 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000017863 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017863 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017863 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017863 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017863 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017863 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000017863 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017864 | BofA Securities, Inc.FR_03199U009_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000017864 | JPMorgan Securities LLCFR_616994000_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017864 | Sumitomo Mitsui Banking Corp.FR_86565GHD5_4.540000_2025-06-17
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017864 | Royal Bank of CanadaFR_ATD1TCJ37_4.350000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017864 | Chesham Finance Ltd./Chesham Finance LLCFR_16538KN24_0.000000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017864 | Macquarie Bank Ltd.FR_55607NWU0_4.770000_2025-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017864 | Canadian Imperial Bank of CommerceFR_13608ANX0_0.000000_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017864 | Columbia Funding Co. LLCFR_19767CNG7_0.000000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017864 | Aquitaine Funding Co. LLCFR_03843LQC5_0.000000_2025-03-12
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017864 | ING U.S. Funding LLCFR_45685QPJ2_0.000000_2025-02-18
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017864 | AssetU.S. TreasuryFR_912797NA1_0.010000_2025-10-30
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017864 | AssetTime DepositsFR_ATD1TCJ37_4.350000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017864 | AssetCertificate of DepositFR_89115DAT3_4.500000_2025-10-07
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000017864 | AssetRepurchase AgreementsFR_8911A0009_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000017864 | AssetCommercial PaperFR_01626FR34_4.5659
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000017865 | BofA Securities, Inc.FR_03199U009_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000017865 | JPMorgan Securities LLCFR_616994000_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017865 | Sumitomo Mitsui Banking Corp.FR_86565GHD5_4.540000_2025-06-17
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017865 | Royal Bank of CanadaFR_ATD1TCJ37_4.350000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017865 | Chesham Finance Ltd./Chesham Finance LLCFR_16538KN24_0.000000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017865 | Macquarie Bank Ltd.FR_55607NWU0_4.770000_2025-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017865 | Canadian Imperial Bank of CommerceFR_13608ANX0_0.000000_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017865 | Columbia Funding Co. LLCFR_19767CNG7_0.000000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017865 | Aquitaine Funding Co. LLCFR_03843LQC5_0.000000_2025-03-12
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017865 | ING U.S. Funding LLCFR_45685QPJ2_0.000000_2025-02-18
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017865 | AssetU.S. TreasuryFR_912797NA1_0.010000_2025-10-30
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017865 | AssetTime DepositsFR_ATD1TCJ37_4.350000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017865 | AssetCertificate of DepositFR_89115DAT3_4.500000_2025-10-07
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000017865 | AssetRepurchase AgreementsFR_8911A0009_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000017865 | AssetCommercial PaperFR_01626FR34_4.5659
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000017866 | BofA Securities, Inc.FR_03199U009_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000017866 | JPMorgan Securities LLCFR_616994000_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017866 | Sumitomo Mitsui Banking Corp.FR_86565GHD5_4.540000_2025-06-17
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017866 | Royal Bank of CanadaFR_ATD1TCJ37_4.350000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017866 | Chesham Finance Ltd./Chesham Finance LLCFR_16538KN24_0.000000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017866 | Macquarie Bank Ltd.FR_55607NWU0_4.770000_2025-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017866 | Canadian Imperial Bank of CommerceFR_13608ANX0_0.000000_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017866 | Columbia Funding Co. LLCFR_19767CNG7_0.000000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017866 | Aquitaine Funding Co. LLCFR_03843LQC5_0.000000_2025-03-12
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017866 | ING U.S. Funding LLCFR_45685QPJ2_0.000000_2025-02-18
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017866 | AssetU.S. TreasuryFR_912797NA1_0.010000_2025-10-30
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017866 | AssetTime DepositsFR_ATD1TCJ37_4.350000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017866 | AssetCertificate of DepositFR_89115DAT3_4.500000_2025-10-07
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000017866 | AssetRepurchase AgreementsFR_8911A0009_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000017866 | AssetCommercial PaperFR_01626FR34_4.5659
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000017807 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017807 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017807 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017807 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000017807 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017807 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017807 | Brighthouse/Franklin Low Duration Total Return PortfolioFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017807 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017807 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017807 | AB International Bond PortfolioFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017807 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017807 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017807 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017807 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017807 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017807 | SectorInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017807 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017807 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017807 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017807 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000017808 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017808 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017808 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017808 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000017808 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017808 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017808 | Brighthouse/Franklin Low Duration Total Return PortfolioFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017808 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017808 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017808 | AB International Bond PortfolioFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017808 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017808 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017808 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017808 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017808 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017808 | SectorInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017808 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017808 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017808 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017808 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000017809 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017809 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017809 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017809 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017809 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017809 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017809 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017809 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017809 | AB International Bond PortfolioFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017809 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017809 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017809 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017809 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017809 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017809 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017809 | SectorInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017809 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017809 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017809 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000017809 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000017810 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017810 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017810 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017810 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017810 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017810 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017810 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017810 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017810 | AB International Bond PortfolioFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017810 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017810 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017810 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017810 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017810 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017810 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017810 | SectorInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017810 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017810 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017810 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000017810 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000017814 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017814 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017814 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017814 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017814 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017814 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017814 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017814 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017814 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017814 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017814 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017814 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017814 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017814 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017814 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017814 | SectorInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017814 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017814 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017814 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000017814 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000017815 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017815 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017815 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017815 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017815 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017815 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017815 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017815 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017815 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017815 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017815 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017815 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017815 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017815 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017815 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017815 | SectorInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017815 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017815 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017815 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000017815 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000017816 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017816 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017816 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017816 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017816 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017816 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017816 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017816 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017816 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017816 | Brighthouse/Wellington Large Cap Research PortfolioFR_10923N854
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017816 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017816 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017816 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017816 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017816 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017816 | SectorInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017816 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000017816 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017816 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000017816 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017817 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017817 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017817 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017817 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017817 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017817 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017817 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017817 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017817 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017817 | Brighthouse/Wellington Large Cap Research PortfolioFR_10923N854
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017817 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017817 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017817 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017817 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017817 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017817 | SectorInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017817 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000017817 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017817 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000017817 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017787 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017787 | U-Haul Holding Co. (Non-Voting Shares)FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017787 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017787 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017787 | Lamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017787 | Globe Life, Inc.FR_37959E102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017787 | Genpact Ltd.FR_G3922B107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017787 | Waters Corp.FR_941848103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017787 | Vail Resorts, Inc.FR_91879Q109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017787 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017787 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017787 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000017787 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017787 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000017787 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000017787 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000017787 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017787 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017787 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017787 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017787 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000017787 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017788 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017788 | U-Haul Holding Co. (Non-Voting Shares)FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017788 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017788 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017788 | Lamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017788 | Globe Life, Inc.FR_37959E102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017788 | Genpact Ltd.FR_G3922B107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017788 | Waters Corp.FR_941848103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017788 | Vail Resorts, Inc.FR_91879Q109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017788 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017788 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017788 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000017788 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017788 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000017788 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000017788 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000017788 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017788 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017788 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017788 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017788 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000017788 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017789 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017789 | U-Haul Holding Co. (Non-Voting Shares)FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017789 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017789 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017789 | Lamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017789 | Globe Life, Inc.FR_37959E102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017789 | Genpact Ltd.FR_G3922B107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017789 | Waters Corp.FR_941848103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017789 | Vail Resorts, Inc.FR_91879Q109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017789 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017789 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017789 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000017789 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017789 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000017789 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000017789 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000017789 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017789 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017789 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017789 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017789 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000017789 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069948 | Swiss Prime Site AGFR_B083BH906
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | BAWAG Group AGFR_BZ1GZ0908
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | Belimo Holding AGFR_ACI1WXBL7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | GEA Group AGFR_455710905
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | BPER Banca SpAFR_411609902
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | Banco de Sabadell SAFR_B1X8QN906
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | Swissquote Group Holding SAFR_B1X3KP908
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | LEG Immobilien SEFR_B9G6L8900
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | Banca Monte dei Paschi di Siena SpAFR_ACI28SXK1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | PSP Swiss Property AGFR_B01287901
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069948 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069948 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000069948 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000069948 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069948 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000069948 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000069948 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000069948 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000069948 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069948 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069948 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000069948 | France
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069948 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000069948 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000069948 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069948 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069948 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000069948 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000069948 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000069949 | Swiss Prime Site AGFR_B083BH906
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | BAWAG Group AGFR_BZ1GZ0908
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | Belimo Holding AGFR_ACI1WXBL7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | GEA Group AGFR_455710905
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | BPER Banca SpAFR_411609902
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | Banco de Sabadell SAFR_B1X8QN906
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | Swissquote Group Holding SAFR_B1X3KP908
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | LEG Immobilien SEFR_B9G6L8900
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | Banca Monte dei Paschi di Siena SpAFR_ACI28SXK1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | PSP Swiss Property AGFR_B01287901
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069949 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069949 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000069949 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000069949 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069949 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000069949 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000069949 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000069949 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000069949 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069949 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069949 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000069949 | France
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069949 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000069949 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000069949 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069949 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069949 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000069949 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000069949 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017830 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017830 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017830 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017830 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017830 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017830 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017830 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017830 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017830 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017830 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017830 | United States TreasuryFR_91282CHJ3
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017830 | Fannie MaeFR_31418DYB2
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017830 | United States TreasuryFR_912810RN0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017830 | UMBS, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017830 | Freddie MacFR_3132DWF57
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017830 | Government National Mortgage AssociationFR_36179XNC6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017830 | Government National Mortgage AssociationFR_21H042612
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017830 | United States TreasuryFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017830 | Freddie Mac - STACRFR_35564K2G3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017830 | United States TreasuryFR_912810SM1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017830 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017830 | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017830 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017830 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000017830 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017830 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017830 | Romania
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017830 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017830 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017830 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017830 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017830 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017830 | AssetFloating Rate LoansFR_941XMJII7
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017830 | AssetMunicipalsFR_59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017830 | AssetForeign GovernmentFR_91086QBB3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017830 | AssetMortgage-Backed SecuritiesFR_46643ABG7
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017830 | AssetCorporate Bonds & NotesFR_532457CS5
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017830 | AssetU.S. Treasury & Government AgenciesFR_3137BCJ58
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000017830 | AssetCommon StocksFR_09627Y109
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000017831 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017831 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017831 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017831 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017831 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017831 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017831 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017831 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017831 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017831 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017831 | United States TreasuryFR_91282CHJ3
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017831 | Fannie MaeFR_31418DYB2
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017831 | United States TreasuryFR_912810RN0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017831 | UMBS, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017831 | Freddie MacFR_3132DWF57
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017831 | Government National Mortgage AssociationFR_36179XNC6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017831 | Government National Mortgage AssociationFR_21H042612
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017831 | United States TreasuryFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017831 | Freddie Mac - STACRFR_35564K2G3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017831 | United States TreasuryFR_912810SM1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017831 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017831 | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017831 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017831 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000017831 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017831 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017831 | Romania
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017831 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017831 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017831 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017831 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017831 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017831 | AssetFloating Rate LoansFR_941XMJII7
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017831 | AssetMunicipalsFR_59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017831 | AssetForeign GovernmentFR_91086QBB3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017831 | AssetMortgage-Backed SecuritiesFR_46643ABG7
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017831 | AssetCorporate Bonds & NotesFR_532457CS5
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017831 | AssetU.S. Treasury & Government AgenciesFR_3137BCJ58
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000017831 | AssetCommon StocksFR_09627Y109
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000017832 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017832 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017832 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017832 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017832 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017832 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017832 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017832 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017832 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017832 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017832 | United States TreasuryFR_91282CHJ3
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017832 | Fannie MaeFR_31418DYB2
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017832 | United States TreasuryFR_912810RN0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017832 | UMBS, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017832 | Freddie MacFR_3132DWF57
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017832 | Government National Mortgage AssociationFR_36179XNC6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017832 | Government National Mortgage AssociationFR_21H042612
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017832 | United States TreasuryFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017832 | Freddie Mac - STACRFR_35564K2G3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017832 | United States TreasuryFR_912810SM1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017832 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017832 | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017832 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017832 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000017832 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017832 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017832 | Romania
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017832 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017832 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017832 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017832 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017832 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017832 | AssetFloating Rate LoansFR_941XMJII7
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017832 | AssetMunicipalsFR_59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017832 | AssetForeign GovernmentFR_91086QBB3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017832 | AssetMortgage-Backed SecuritiesFR_46643ABG7
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017832 | AssetCorporate Bonds & NotesFR_532457CS5
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017832 | AssetU.S. Treasury & Government AgenciesFR_3137BCJ58
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000017832 | AssetCommon StocksFR_09627Y109
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000017772 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017772 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017772 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017772 | Stryker Corp.FR_863667101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017772 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017772 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017772 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017772 | Accenture PLCFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017772 | Danaher Corp.FR_235851102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017772 | Honeywell International, Inc.FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017772 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000017772 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017772 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017772 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017772 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017772 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000017772 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000017772 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000017772 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017772 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017772 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000017772 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017772 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017773 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017773 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017773 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017773 | Stryker Corp.FR_863667101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017773 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017773 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017773 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017773 | Accenture PLCFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017773 | Danaher Corp.FR_235851102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017773 | Honeywell International, Inc.FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017773 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000017773 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017773 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017773 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017773 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017773 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000017773 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000017773 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000017773 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017773 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017773 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000017773 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017773 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017774 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017774 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017774 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017774 | Stryker Corp.FR_863667101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017774 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017774 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017774 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017774 | Accenture PLCFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017774 | Danaher Corp.FR_235851102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017774 | Honeywell International, Inc.FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017774 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000017774 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017774 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017774 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017774 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017774 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000017774 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000017774 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000017774 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017774 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017774 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000017774 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017774 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017769 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017769 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017769 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017769 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017769 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017769 | Block, Inc.FR_852234103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017769 | KKR & Co., Inc.FR_48251W104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017769 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017769 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017769 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017769 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017769 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000017769 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017769 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017769 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017769 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000017769 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000017769 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000017769 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000017769 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017769 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000017769 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017769 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017770 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017770 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017770 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017770 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017770 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017770 | Block, Inc.FR_852234103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017770 | KKR & Co., Inc.FR_48251W104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017770 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017770 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017770 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017770 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017770 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000017770 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017770 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017770 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017770 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000017770 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000017770 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000017770 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000017770 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017770 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000017770 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017770 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030922 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030922 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030922 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030922 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030922 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030922 | Block, Inc.FR_852234103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030922 | KKR & Co., Inc.FR_48251W104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030922 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030922 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030922 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030922 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030922 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000030922 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030922 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030922 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030922 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000030922 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000030922 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000030922 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000030922 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030922 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000030922 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030922 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017771 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017771 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017771 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017771 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017771 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017771 | Block, Inc.FR_852234103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017771 | KKR & Co., Inc.FR_48251W104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017771 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017771 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017771 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017771 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017771 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000017771 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017771 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017771 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017771 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000017771 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000017771 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000017771 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000017771 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017771 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000017771 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017771 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017793 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017793 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017793 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017793 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017793 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017793 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017793 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017793 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017793 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017793 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017793 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017793 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017793 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000017793 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000017793 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017793 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017793 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000017793 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017793 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000017793 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017793 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017793 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017793 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017794 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017794 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017794 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017794 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017794 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017794 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017794 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017794 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017794 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017794 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017794 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017794 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017794 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000017794 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000017794 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017794 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017794 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000017794 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017794 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000017794 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017794 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017794 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017794 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017795 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017795 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017795 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017795 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017795 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017795 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017795 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017795 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017795 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017795 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017795 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017795 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017795 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000017795 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000017795 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017795 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017795 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000017795 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017795 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000017795 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017795 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017795 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017795 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017799 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017799 | Wintrust Financial Corp.FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017799 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017799 | Knife River Corp.FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | Talen Energy Corp.FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | U.S. Cellular Corp.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | Federal Agricultural Mortgage Corp.FR_313148306
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | Pinnacle Financial Partners, Inc.FR_72346Q104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017799 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017799 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017799 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000017799 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017799 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017799 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017799 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000017799 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000017799 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000017799 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017799 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017799 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017799 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000017799 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017799 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017799 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017799 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017799 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017799 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017800 | Wintrust Financial Corp.FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017800 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017800 | Knife River Corp.FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | Talen Energy Corp.FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | U.S. Cellular Corp.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | Federal Agricultural Mortgage Corp.FR_313148306
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | Pinnacle Financial Partners, Inc.FR_72346Q104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017800 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017800 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017800 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000017800 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017800 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017800 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017800 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000017800 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000017800 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000017800 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017800 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017800 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017800 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000017800 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017800 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017800 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017800 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017800 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017800 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017801 | Wintrust Financial Corp.FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017801 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017801 | Knife River Corp.FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | Talen Energy Corp.FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | U.S. Cellular Corp.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | Federal Agricultural Mortgage Corp.FR_313148306
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | Pinnacle Financial Partners, Inc.FR_72346Q104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017801 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017801 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017801 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000017801 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017801 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017801 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017801 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000017801 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000017801 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000017801 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017801 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017801 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017801 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000017801 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017801 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017801 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017801 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017801 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017801 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017784 | Vertex, Inc.FR_92538J106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017784 | Intapp, Inc.FR_45827U109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017784 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017784 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017784 | PJT Partners, Inc.FR_69343T107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017784 | Merit Medical Systems, Inc.FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017784 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017784 | Agilysys, Inc.FR_00847J105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017784 | Construction Partners, Inc.FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017784 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017784 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017784 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000017784 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017784 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017784 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017784 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017784 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000017784 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000017784 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017784 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017784 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000017784 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017784 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017784 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017784 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017784 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017785 | Vertex, Inc.FR_92538J106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017785 | Intapp, Inc.FR_45827U109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017785 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017785 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017785 | PJT Partners, Inc.FR_69343T107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017785 | Merit Medical Systems, Inc.FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017785 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017785 | Agilysys, Inc.FR_00847J105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017785 | Construction Partners, Inc.FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017785 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017785 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017785 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000017785 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017785 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017785 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017785 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017785 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000017785 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000017785 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017785 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017785 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000017785 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017785 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017785 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017785 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017785 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017786 | Vertex, Inc.FR_92538J106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017786 | Intapp, Inc.FR_45827U109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017786 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017786 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017786 | PJT Partners, Inc.FR_69343T107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017786 | Merit Medical Systems, Inc.FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017786 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017786 | Agilysys, Inc.FR_00847J105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017786 | Construction Partners, Inc.FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017786 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017786 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017786 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000017786 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017786 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017786 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017786 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017786 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000017786 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000017786 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017786 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017786 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000017786 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017786 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017786 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017786 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017786 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017796 | United States TreasuryFR_91282CLL3
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000017796 | Fannie MaeFR_3140XTDK4
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017796 | United States TreasuryFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017796 | Freddie MacFR_3133KLTJ6
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017796 | Government National Mortgage AssociationFR_36179WFF0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017796 | FHLMC Multifamily Structured Pass Through Certs.FR_3137F1G44
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017796 | JPMORGAN CHASE & COFR_46647PCD6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017796 | BANK OF AMERICA CORPFR_06051GJA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017796 | CITIGROUP INCFR_172967PF2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017796 | GOLDMAN SACHS GROUP INCFR_38141GB78
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017796 | AssetShort-Term InvestmentsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017796 | AssetMunicipalsFR_64972FT63
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017796 | AssetAsset-Backed SecuritiesFR_34535VAD6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017796 | AssetMortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017796 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017796 | AssetCorporate Bonds & NotesFR_45950KCT5
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000017796 | AssetU.S. Treasury & Government AgenciesFR_91282CBC4
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000017797 | United States TreasuryFR_91282CLL3
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000017797 | Fannie MaeFR_3140XTDK4
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017797 | United States TreasuryFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017797 | Freddie MacFR_3133KLTJ6
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017797 | Government National Mortgage AssociationFR_36179WFF0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017797 | FHLMC Multifamily Structured Pass Through Certs.FR_3137F1G44
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017797 | JPMORGAN CHASE & COFR_46647PCD6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017797 | BANK OF AMERICA CORPFR_06051GJA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017797 | CITIGROUP INCFR_172967PF2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017797 | GOLDMAN SACHS GROUP INCFR_38141GB78
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017797 | AssetShort-Term InvestmentsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017797 | AssetMunicipalsFR_64972FT63
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017797 | AssetAsset-Backed SecuritiesFR_34535VAD6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017797 | AssetMortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017797 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017797 | AssetCorporate Bonds & NotesFR_45950KCT5
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000017797 | AssetU.S. Treasury & Government AgenciesFR_91282CBC4
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000017798 | United States TreasuryFR_91282CLL3
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000017798 | Fannie MaeFR_3140XTDK4
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017798 | United States TreasuryFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017798 | Freddie MacFR_3133KLTJ6
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017798 | Government National Mortgage AssociationFR_36179WFF0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017798 | FHLMC Multifamily Structured Pass Through Certs.FR_3137F1G44
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017798 | JPMORGAN CHASE & COFR_46647PCD6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017798 | BANK OF AMERICA CORPFR_06051GJA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017798 | CITIGROUP INCFR_172967PF2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017798 | GOLDMAN SACHS GROUP INCFR_38141GB78
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017798 | AssetShort-Term InvestmentsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017798 | AssetMunicipalsFR_64972FT63
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017798 | AssetAsset-Backed SecuritiesFR_34535VAD6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017798 | AssetMortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017798 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017798 | AssetCorporate Bonds & NotesFR_45950KCT5
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000017798 | AssetU.S. Treasury & Government AgenciesFR_91282CBC4
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000075817 | United States TreasuryFR_91282CLL3
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000075817 | Fannie MaeFR_3140XTDK4
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000075817 | United States TreasuryFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000075817 | Freddie MacFR_3133KLTJ6
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000075817 | Government National Mortgage AssociationFR_36179WFF0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000075817 | FHLMC Multifamily Structured Pass Through Certs.FR_3137F1G44
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075817 | JPMORGAN CHASE & COFR_46647PCD6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075817 | BANK OF AMERICA CORPFR_06051GJA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075817 | CITIGROUP INCFR_172967PF2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075817 | GOLDMAN SACHS GROUP INCFR_38141GB78
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075817 | AssetShort-Term InvestmentsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075817 | AssetMunicipalsFR_64972FT63
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075817 | AssetAsset-Backed SecuritiesFR_34535VAD6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075817 | AssetMortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000075817 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000075817 | AssetCorporate Bonds & NotesFR_45950KCT5
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000075817 | AssetU.S. Treasury & Government AgenciesFR_91282CBC4
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000017811 | SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017811 | Williams-Sonoma, Inc.FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017811 | Illumina, Inc.FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017811 | Expand Energy Corp.FR_165167735
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017811 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017811 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | DocuSign, Inc.FR_256163106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017811 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017811 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017811 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017811 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017811 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000017811 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000017811 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000017811 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017811 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017811 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017811 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017811 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000017811 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017811 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017811 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017811 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017811 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017812 | SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017812 | Williams-Sonoma, Inc.FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017812 | Illumina, Inc.FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017812 | Expand Energy Corp.FR_165167735
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017812 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017812 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | DocuSign, Inc.FR_256163106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017812 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017812 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017812 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017812 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017812 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000017812 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000017812 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000017812 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017812 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017812 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017812 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017812 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000017812 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017812 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017812 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017812 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017812 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017813 | SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017813 | Williams-Sonoma, Inc.FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017813 | Illumina, Inc.FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017813 | Expand Energy Corp.FR_165167735
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017813 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017813 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | DocuSign, Inc.FR_256163106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017813 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017813 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017813 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017813 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017813 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000017813 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000017813 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000017813 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017813 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017813 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017813 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017813 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000017813 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017813 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017813 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017813 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017813 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075818 | SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000075818 | Williams-Sonoma, Inc.FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000075818 | Illumina, Inc.FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075818 | Expand Energy Corp.FR_165167735
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075818 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075818 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | DocuSign, Inc.FR_256163106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075818 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075818 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000075818 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000075818 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000075818 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000075818 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000075818 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000075818 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000075818 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000075818 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000075818 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075818 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000075818 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075818 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075818 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075818 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075818 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017827 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017827 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017827 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017827 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017827 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017827 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017827 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017827 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017827 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017827 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017827 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017827 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000017827 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017827 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017827 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017827 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000017827 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000017827 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000017827 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017827 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017827 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017827 | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017827 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017827 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000017827 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017827 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000017827 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017827 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017827 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017827 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017828 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017828 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017828 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017828 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017828 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017828 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017828 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017828 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017828 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017828 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017828 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017828 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000017828 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017828 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017828 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017828 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000017828 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000017828 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000017828 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017828 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017828 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017828 | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017828 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017828 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000017828 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017828 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000017828 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017828 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017828 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017828 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017829 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017829 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017829 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017829 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017829 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017829 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017829 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017829 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017829 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017829 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017829 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017829 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000017829 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017829 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017829 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017829 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000017829 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000017829 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000017829 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017829 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017829 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017829 | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017829 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017829 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000017829 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017829 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000017829 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017829 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017829 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017829 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000075820 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000075820 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000075820 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000075820 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000075820 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000075820 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000075820 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000075820 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000075820 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000075820 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000075820 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000075820 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000075820 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000075820 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000075820 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000075820 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000075820 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000075820 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000075820 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000075820 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000075820 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000075820 | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000075820 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075820 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000075820 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000075820 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000075820 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000075820 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000075820 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000075820 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017839 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017839 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017839 | Sprouts Farmers Market, Inc.FR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017839 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017839 | Vaxcyte, Inc.FR_92243G108
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017839 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | Rocket Lab USA, Inc.FR_773122106
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | IonQ, Inc.FR_46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017839 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000017839 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017839 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017839 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000017839 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017839 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000017839 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000017839 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017839 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017839 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017839 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000017839 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017839 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017839 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017839 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017839 | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017839 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017840 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017840 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017840 | Sprouts Farmers Market, Inc.FR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017840 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017840 | Vaxcyte, Inc.FR_92243G108
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017840 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | Rocket Lab USA, Inc.FR_773122106
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | IonQ, Inc.FR_46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017840 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000017840 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017840 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017840 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000017840 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017840 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000017840 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000017840 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017840 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017840 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017840 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000017840 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017840 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017840 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017840 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017840 | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017840 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017841 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017841 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017841 | Sprouts Farmers Market, Inc.FR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017841 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017841 | Vaxcyte, Inc.FR_92243G108
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017841 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | Rocket Lab USA, Inc.FR_773122106
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | IonQ, Inc.FR_46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017841 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000017841 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017841 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017841 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000017841 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017841 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000017841 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000017841 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017841 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017841 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017841 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000017841 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017841 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017841 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017841 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017841 | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017841 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075821 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075821 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000075821 | Sprouts Farmers Market, Inc.FR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075821 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075821 | Vaxcyte, Inc.FR_92243G108
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075821 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | Rocket Lab USA, Inc.FR_773122106
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | IonQ, Inc.FR_46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000075821 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000075821 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000075821 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000075821 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000075821 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000075821 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000075821 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000075821 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000075821 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000075821 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075821 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000075821 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075821 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075821 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075821 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075821 | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075821 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017818 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017818 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017818 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017818 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017818 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017818 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017818 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017818 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017818 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017818 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017818 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017818 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017818 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017818 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017818 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017818 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000017818 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017818 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000017818 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017818 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017818 | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017818 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000017818 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017818 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017818 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017819 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017819 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017819 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017819 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017819 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017819 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017819 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017819 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017819 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017819 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017819 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017819 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017819 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017819 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017819 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017819 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000017819 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017819 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000017819 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017819 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017819 | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017819 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000017819 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017819 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017819 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000075819 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000075819 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075819 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000075819 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000075819 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000075819 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000075819 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075819 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000075819 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000075819 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000075819 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000075819 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000075819 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000075819 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000075819 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000075819 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000075819 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000075819 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000075819 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000075819 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000075819 | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075819 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000075819 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075819 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075819 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017820 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017820 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017820 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017820 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017820 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017820 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017820 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017820 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017820 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017820 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017820 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017820 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017820 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017820 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017820 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017820 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000017820 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017820 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000017820 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017820 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017820 | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017820 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000017820 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017820 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017820 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150812 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000150812 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000150812 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000150812 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000150812 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000150812 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150812 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000150812 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150812 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150812 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150812 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000150812 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000150812 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000150812 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000150812 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000150812 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000150812 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000150812 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000150812 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150812 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150812 | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150812 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000150812 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150812 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000150812 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017824 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017824 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017824 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017824 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017824 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017824 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017824 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017824 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017824 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017824 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017824 | Fannie MaeFR_31418EB82
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017824 | United States TreasuryFR_912810RT7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017824 | United States TreasuryFR_91282CKJ9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017824 | Freddie MacFR_3132DWDC4
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017824 | Government National Mortgage AssociationFR_36179X2K1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017824 | LoanCore 2021-CRE6 Issuer, Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017824 | OCP CLO LtdFR_67092DBF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017824 | JPMORGAN CHASE & COFR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017824 | Arbor Realty Collateralized Loan Obligation LtdFR_03880XAE6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017824 | BSPRT Issuer, Ltd.FR_05601HAC8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017824 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017824 | China
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017824 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000017824 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017824 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017824 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017824 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017824 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017824 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017824 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017824 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017824 | AssetConvertible Preferred StocksFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017824 | AssetMunicipalsFR_341271AF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017824 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017824 | AssetMortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017824 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017824 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017824 | AssetU.S. Treasury & Government AgenciesFR_31394CSB9
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000017824 | AssetCommon StocksFR_68622V106
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000017825 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017825 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017825 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017825 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017825 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017825 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017825 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017825 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017825 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017825 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017825 | Fannie MaeFR_31418EB82
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017825 | United States TreasuryFR_912810RT7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017825 | United States TreasuryFR_91282CKJ9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017825 | Freddie MacFR_3132DWDC4
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017825 | Government National Mortgage AssociationFR_36179X2K1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017825 | LoanCore 2021-CRE6 Issuer, Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017825 | OCP CLO LtdFR_67092DBF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017825 | JPMORGAN CHASE & COFR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017825 | Arbor Realty Collateralized Loan Obligation LtdFR_03880XAE6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017825 | BSPRT Issuer, Ltd.FR_05601HAC8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017825 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017825 | China
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017825 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000017825 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017825 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017825 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017825 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017825 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017825 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017825 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017825 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017825 | AssetConvertible Preferred StocksFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017825 | AssetMunicipalsFR_341271AF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017825 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017825 | AssetMortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017825 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017825 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017825 | AssetU.S. Treasury & Government AgenciesFR_31394CSB9
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000017825 | AssetCommon StocksFR_68622V106
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000017826 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017826 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017826 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017826 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017826 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017826 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017826 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017826 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017826 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017826 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017826 | Fannie MaeFR_31418EB82
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017826 | United States TreasuryFR_912810RT7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017826 | United States TreasuryFR_91282CKJ9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017826 | Freddie MacFR_3132DWDC4
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017826 | Government National Mortgage AssociationFR_36179X2K1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017826 | LoanCore 2021-CRE6 Issuer, Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017826 | OCP CLO LtdFR_67092DBF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017826 | JPMORGAN CHASE & COFR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017826 | Arbor Realty Collateralized Loan Obligation LtdFR_03880XAE6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017826 | BSPRT Issuer, Ltd.FR_05601HAC8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017826 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017826 | China
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017826 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000017826 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017826 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017826 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017826 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017826 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017826 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017826 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017826 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017826 | AssetConvertible Preferred StocksFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017826 | AssetMunicipalsFR_341271AF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017826 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017826 | AssetMortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017826 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017826 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017826 | AssetU.S. Treasury & Government AgenciesFR_31394CSB9
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000017826 | AssetCommon StocksFR_68622V106
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000030927 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030927 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030927 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030927 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030927 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030927 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030927 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030927 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030927 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030927 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030927 | Fannie MaeFR_31418EB82
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030927 | United States TreasuryFR_912810RT7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030927 | United States TreasuryFR_91282CKJ9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030927 | Freddie MacFR_3132DWDC4
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030927 | Government National Mortgage AssociationFR_36179X2K1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030927 | LoanCore 2021-CRE6 Issuer, Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030927 | OCP CLO LtdFR_67092DBF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030927 | JPMORGAN CHASE & COFR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030927 | Arbor Realty Collateralized Loan Obligation LtdFR_03880XAE6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030927 | BSPRT Issuer, Ltd.FR_05601HAC8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030927 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030927 | China
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030927 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000030927 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030927 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030927 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030927 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030927 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030927 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030927 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030927 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030927 | AssetConvertible Preferred StocksFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030927 | AssetMunicipalsFR_341271AF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030927 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030927 | AssetMortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030927 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030927 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000030927 | AssetU.S. Treasury & Government AgenciesFR_31394CSB9
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030927 | AssetCommon StocksFR_68622V106
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000017790 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017790 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017790 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017790 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017790 | Aon PLCFR_G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017790 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017790 | Marsh & McLennan Cos., Inc.FR_571748102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017790 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017790 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017790 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017790 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017790 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000017790 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017790 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017790 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017790 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000017790 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000017790 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017790 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017790 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017790 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017790 | China
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017790 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000017790 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017790 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017791 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017791 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017791 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017791 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017791 | Aon PLCFR_G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017791 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017791 | Marsh & McLennan Cos., Inc.FR_571748102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017791 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017791 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017791 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017791 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017791 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000017791 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017791 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017791 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017791 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000017791 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000017791 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017791 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017791 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017791 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017791 | China
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017791 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000017791 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017791 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124380 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000124380 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000124380 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000124380 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124380 | Aon PLCFR_G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000124380 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000124380 | Marsh & McLennan Cos., Inc.FR_571748102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000124380 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000124380 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000124380 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000124380 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000124380 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000124380 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000124380 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000124380 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000124380 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000124380 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000124380 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000124380 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124380 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000124380 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000124380 | China
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124380 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000124380 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124380 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017792 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017792 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017792 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017792 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017792 | Aon PLCFR_G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017792 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017792 | Marsh & McLennan Cos., Inc.FR_571748102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017792 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017792 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017792 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017792 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017792 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000017792 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017792 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017792 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017792 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000017792 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000017792 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017792 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017792 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017792 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017792 | China
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017792 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000017792 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017792 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017867 | Manhattan Associates, Inc.FR_562750109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017867 | Kirby Corp.FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017867 | Valmont Industries, Inc.FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017867 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017867 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017867 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017867 | FirstService Corp.FR_33767E202
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017867 | Tetra Tech, Inc.FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017867 | Haemonetics Corp.FR_405024100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017867 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017867 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017867 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017867 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017867 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017867 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017867 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000017867 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000017867 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000017867 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017867 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017867 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017867 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000017867 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017868 | Manhattan Associates, Inc.FR_562750109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017868 | Kirby Corp.FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017868 | Valmont Industries, Inc.FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017868 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017868 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017868 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017868 | FirstService Corp.FR_33767E202
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017868 | Tetra Tech, Inc.FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017868 | Haemonetics Corp.FR_405024100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017868 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017868 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017868 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017868 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017868 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017868 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017868 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000017868 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000017868 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000017868 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017868 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017868 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017868 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000017868 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017869 | Manhattan Associates, Inc.FR_562750109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017869 | Kirby Corp.FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017869 | Valmont Industries, Inc.FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017869 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017869 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017869 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017869 | FirstService Corp.FR_33767E202
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017869 | Tetra Tech, Inc.FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017869 | Haemonetics Corp.FR_405024100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017869 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017869 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017869 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017869 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017869 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017869 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017869 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000017869 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000017869 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000017869 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017869 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017869 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017869 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000017869 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017848 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017848 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017848 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017848 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017848 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017848 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017848 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017848 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017848 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017848 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017848 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017848 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017848 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017848 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000017848 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017848 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017848 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017848 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000017848 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017848 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017848 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017848 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000017848 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017848 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017848 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017848 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017849 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017849 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017849 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017849 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017849 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017849 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017849 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017849 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017849 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017849 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017849 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017849 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017849 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017849 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000017849 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017849 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017849 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017849 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000017849 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017849 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017849 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017849 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000017849 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017849 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017849 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017849 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017850 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017850 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017850 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017850 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017850 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017850 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017850 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017850 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017850 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017850 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017850 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017850 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017850 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017850 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000017850 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017850 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017850 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017850 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000017850 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017850 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017850 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017850 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000017850 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017850 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017850 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017850 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017851 | Sprouts Farmers Market, Inc.FR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017851 | Murphy USA, Inc.FR_626755102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017851 | Encompass Health Corp.FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017851 | Rambus, Inc.FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017851 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017851 | Coca-Cola Consolidated, Inc.FR_191098102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017851 | Descartes Systems Group, Inc.FR_249906108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017851 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017851 | Wingstop, Inc.FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017851 | Louisiana-Pacific Corp.FR_546347105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017851 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017851 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000017851 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017851 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017851 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017851 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017851 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017851 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000017851 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000017851 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017851 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017851 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017851 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017851 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000017851 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017851 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017851 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017851 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017851 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017851 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017852 | Sprouts Farmers Market, Inc.FR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017852 | Murphy USA, Inc.FR_626755102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017852 | Encompass Health Corp.FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017852 | Rambus, Inc.FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017852 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017852 | Coca-Cola Consolidated, Inc.FR_191098102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017852 | Descartes Systems Group, Inc.FR_249906108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017852 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017852 | Wingstop, Inc.FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017852 | Louisiana-Pacific Corp.FR_546347105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017852 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017852 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000017852 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017852 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017852 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017852 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017852 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017852 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000017852 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000017852 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017852 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017852 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017852 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017852 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000017852 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017852 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017852 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017852 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017852 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017852 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017853 | Sprouts Farmers Market, Inc.FR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017853 | Murphy USA, Inc.FR_626755102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017853 | Encompass Health Corp.FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017853 | Rambus, Inc.FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017853 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017853 | Coca-Cola Consolidated, Inc.FR_191098102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017853 | Descartes Systems Group, Inc.FR_249906108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017853 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017853 | Wingstop, Inc.FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017853 | Louisiana-Pacific Corp.FR_546347105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017853 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017853 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000017853 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017853 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017853 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017853 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017853 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017853 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000017853 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000017853 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017853 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017853 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017853 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017853 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000017853 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017853 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017853 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017853 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017853 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017853 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150813 | Sprouts Farmers Market, Inc.FR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150813 | Murphy USA, Inc.FR_626755102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150813 | Encompass Health Corp.FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150813 | Rambus, Inc.FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150813 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150813 | Coca-Cola Consolidated, Inc.FR_191098102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150813 | Descartes Systems Group, Inc.FR_249906108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150813 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000150813 | Wingstop, Inc.FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000150813 | Louisiana-Pacific Corp.FR_546347105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000150813 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000150813 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000150813 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000150813 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000150813 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150813 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000150813 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000150813 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000150813 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000150813 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000150813 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150813 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150813 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150813 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000150813 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150813 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000150813 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150813 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000150813 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000150813 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000069951 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069951 | Shell PLCFR_780259305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069951 | Freeport-McMoRan, Inc.FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069951 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069951 | JBS SAFR_B1V74X902
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069951 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069951 | Anglo American PLCFR_B1XZS8907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069951 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069951 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069951 | MasTec, Inc.FR_576323109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069951 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000069951 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000069951 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000069951 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069951 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000069951 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069951 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069951 | Canada
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000069951 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000069951 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000069951 | China
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069951 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000069951 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069951 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000069951 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069951 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000069951 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069952 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069952 | Shell PLCFR_780259305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069952 | Freeport-McMoRan, Inc.FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069952 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069952 | JBS SAFR_B1V74X902
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069952 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069952 | Anglo American PLCFR_B1XZS8907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069952 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069952 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069952 | MasTec, Inc.FR_576323109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069952 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000069952 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000069952 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000069952 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069952 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000069952 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069952 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069952 | Canada
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000069952 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000069952 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000069952 | China
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069952 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000069952 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069952 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000069952 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069952 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000069952 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017842 | Fannie MaeFR_3138WFHX7
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017842 | Fannie Mae - CASFR_20753WAE6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017842 | ACCELERATE360 HOLD LLCFR_00456LAC6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017842 | MEX Bonos Desarr Fix RTFR_ACI087B66
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017842 | CSC HOLDINGS LLCFR_126307BN6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017842 | Occidental Petroleum CorpFR_674599DH5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017842 | BX TrustFR_05608BAN0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017842 | Freddie Mac - STACRFR_35566CBD6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017842 | Credit Suisse Mortgage TrustFR_12656DAA1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017842 | Inter-American devel BKFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017842 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017842 | AssetMunicipalsFR_92812ULT3
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017842 | AssetCommon StocksFR_ACI22NHY6
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017842 | AssetConvertible BondsFR_36472TAA7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017842 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017842 | AssetForeign GovernmentFR_ACI2QXX61
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017842 | AssetU.S. Treasury & Government AgenciesFR_31383SRF9
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017842 | AssetAsset-Backed SecuritiesFR_07384YLE4
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017842 | AssetMortgage-Backed SecuritiesFR_81746LCC4
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017842 | AssetFloating Rate LoansFR_00435UAF5
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000017842 | AssetCorporate Bonds & NotesFR_02862PAA5
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000017843 | Fannie MaeFR_3138WFHX7
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017843 | Fannie Mae - CASFR_20753WAE6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017843 | ACCELERATE360 HOLD LLCFR_00456LAC6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017843 | MEX Bonos Desarr Fix RTFR_ACI087B66
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017843 | CSC HOLDINGS LLCFR_126307BN6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017843 | Occidental Petroleum CorpFR_674599DH5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017843 | BX TrustFR_05608BAN0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017843 | Freddie Mac - STACRFR_35566CBD6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017843 | Credit Suisse Mortgage TrustFR_12656DAA1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017843 | Inter-American devel BKFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017843 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017843 | AssetMunicipalsFR_92812ULT3
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017843 | AssetCommon StocksFR_ACI22NHY6
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017843 | AssetConvertible BondsFR_36472TAA7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017843 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017843 | AssetForeign GovernmentFR_ACI2QXX61
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017843 | AssetU.S. Treasury & Government AgenciesFR_31383SRF9
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017843 | AssetAsset-Backed SecuritiesFR_07384YLE4
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017843 | AssetMortgage-Backed SecuritiesFR_81746LCC4
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017843 | AssetFloating Rate LoansFR_00435UAF5
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000017843 | AssetCorporate Bonds & NotesFR_02862PAA5
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000017844 | Fannie MaeFR_3138WFHX7
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017844 | Fannie Mae - CASFR_20753WAE6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017844 | ACCELERATE360 HOLD LLCFR_00456LAC6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017844 | MEX Bonos Desarr Fix RTFR_ACI087B66
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017844 | CSC HOLDINGS LLCFR_126307BN6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017844 | Occidental Petroleum CorpFR_674599DH5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017844 | BX TrustFR_05608BAN0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017844 | Freddie Mac - STACRFR_35566CBD6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017844 | Credit Suisse Mortgage TrustFR_12656DAA1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017844 | Inter-American devel BKFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017844 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017844 | AssetMunicipalsFR_92812ULT3
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017844 | AssetCommon StocksFR_ACI22NHY6
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017844 | AssetConvertible BondsFR_36472TAA7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017844 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017844 | AssetForeign GovernmentFR_ACI2QXX61
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017844 | AssetU.S. Treasury & Government AgenciesFR_31383SRF9
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017844 | AssetAsset-Backed SecuritiesFR_07384YLE4
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017844 | AssetMortgage-Backed SecuritiesFR_81746LCC4
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017844 | AssetFloating Rate LoansFR_00435UAF5
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000017844 | AssetCorporate Bonds & NotesFR_02862PAA5
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000017845 | UMBS, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017845 | Fannie MaeFR_3140XCQ68
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000017845 | United States TreasuryFR_912828Y95
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000017845 | Freddie MacFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017845 | FEDERAL FARM CREDIT BANKFR_3133ENPY0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017845 | RFC PRINCIPAL STRIPFR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017845 | Government National Mortgage AssociationFR_3622AC5U0
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017845 | FEDERAL HOME LOAN BANKFR_3130AK5E2
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017845 | United States TreasuryFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017845 | PRIVATE EXPORT FUNDINGFR_74274TAJ9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017845 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017845 | AssetAsset-Backed SecuritiesFR_61748HYC9
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017845 | AssetCorporate Bonds & NotesFR_29441WAC9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017845 | AssetForeign GovernmentFR_715638AU6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017845 | AssetMortgage-Backed SecuritiesFR_78386KAA3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017845 | AssetU.S. Treasury & Government AgenciesFR_38378BSB6
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000017846 | UMBS, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017846 | Fannie MaeFR_3140XCQ68
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000017846 | United States TreasuryFR_912828Y95
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000017846 | Freddie MacFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017846 | FEDERAL FARM CREDIT BANKFR_3133ENPY0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017846 | RFC PRINCIPAL STRIPFR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017846 | Government National Mortgage AssociationFR_3622AC5U0
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017846 | FEDERAL HOME LOAN BANKFR_3130AK5E2
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017846 | United States TreasuryFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017846 | PRIVATE EXPORT FUNDINGFR_74274TAJ9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017846 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017846 | AssetAsset-Backed SecuritiesFR_61748HYC9
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017846 | AssetCorporate Bonds & NotesFR_29441WAC9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017846 | AssetForeign GovernmentFR_715638AU6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017846 | AssetMortgage-Backed SecuritiesFR_78386KAA3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017846 | AssetU.S. Treasury & Government AgenciesFR_38378BSB6
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000017847 | UMBS, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017847 | Fannie MaeFR_3140XCQ68
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000017847 | United States TreasuryFR_912828Y95
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000017847 | Freddie MacFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017847 | FEDERAL FARM CREDIT BANKFR_3133ENPY0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017847 | RFC PRINCIPAL STRIPFR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017847 | Government National Mortgage AssociationFR_3622AC5U0
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017847 | FEDERAL HOME LOAN BANKFR_3130AK5E2
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017847 | United States TreasuryFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017847 | PRIVATE EXPORT FUNDINGFR_74274TAJ9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017847 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017847 | AssetAsset-Backed SecuritiesFR_61748HYC9
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017847 | AssetCorporate Bonds & NotesFR_29441WAC9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017847 | AssetForeign GovernmentFR_715638AU6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017847 | AssetMortgage-Backed SecuritiesFR_78386KAA3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017847 | AssetU.S. Treasury & Government AgenciesFR_38378BSB6
Holdings [Line Items]
Percent of Net Asset Value	92.60%